CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 445,961	$ 355,284
Marketable securities	113,874
Short term deposits		34,093
Trade accounts receivable	149,666	141,048
Inventories	143,315	137,532
Other current assets	21,516	30,041
Total current assets	874,332	697,998
LONG-TERM INVESTMENTS	26,073	25,624
PROPERTY AND EQUIPMENT, NET	635,124	616,686
INTANGIBLE ASSETS, NET	19,841	28,129
GOODWILL	7,000	7,000
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET	111,269	4,447
TOTAL ASSETS	1,673,639	1,379,884
CURRENT LIABILITIES
Current maturities of loans, leases and debentures	105,958	48,084
Trade accounts payable	115,347	99,262
Deferred revenue and customers' advances	14,338	26,169
Employee related liabilities	50,844	49,517
Other current liabilities	15,886	24,083
Total current liabilities	302,373	247,115
LONG-TERM DEBT:
Debentures	128,368	162,981
Other long-term debt	100,355	133,163
LONG-TERM CUSTOMERS' ADVANCES	31,908	41,874
EMPLOYEE RELATED LIABILITES	14,662	14,176
DEFERRED TAX LIABILITY	63,924	95,233
OTHER LONG-TERM LIABILITIES	2,343	2,728
TOTAL LIABILITIES	643,933	697,270
Ordinary shares of NIS 15 par value: 150,000 authorized as of December 31, 2017 and 2016 98,544 and 98,458 issued and outstanding, respectively, as of December 31, 2017 93,071 and 92,985 issued and outstanding, respectively, as of December 31, 2016	391,727	369,057
Additional paid-in capital	1,347,866	1,318,725
Capital notes	20,758	41,264
Cumulative stock based compensation	80,565	68,921
Accumulated other comprehensive loss	(22,759)	(27,827)
Accumulated deficit	(773,025)	(1,071,036)
SHAREHOLDERS' EQUITY, before treasury stock	1,045,132	699,104
Treasury stock, at cost - 86 shares	(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY	1,036,060	690,032
Non controlling interest	(6,354)	(7,418)
TOTAL SHAREHOLDERS' EQUITY	1,029,706	682,614
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,673,639	$ 1,379,884